Unit-Based Compensation (Schedule Of Expected Life Of Phantom Units) (Detail)	3 Months Ended
Mar. 31, 2012 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	34.03%
Expected life	2.9
Risk-free interest rate	0.40%